Income Taxes (Details 4) (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2013 KRW (₩)
Reconciliation Of Income Taxes
Tax expense (benefit) at Korean statutory tax rate (22%)	₩ (3,449)		₩ (2,387)	₩ (3,217)
Foreign tax credit and foreign tax deduction	1,104		1,069	14
Tax credit carryforwards for research and human resource development	(558)		(756)	(1,104)
Tax credit carryforwards for social insurance for employment increase				(78)
Foreign tax differential	(184)		(259)	(156)
Income not assessable for tax purpose	(77)		(26)
Expense not deductible for tax purpose	140		351	38
Change in formula of surtax on income tax			2,049
Change in valuation allowances	244		6,550	4,640
Tax effect from consolidation of subsidiaries	205		3	(462)
Effect of change in foreign currency exchange rate	(187)		(110)	79
Expiration of unused foreign tax credit and unused net operating loss carryforwards	4,238		4,090	5,332
Others	(125)		(427)	22
Total income tax expenses	₩ 1,351	$ 1,155	₩ 10,147	₩ 5,108
Korean surtax amendment
Reconciliation Of Income Taxes
Tax expense (benefit) at Korean statutory tax rate, rate (as a percent)	22.00%	22.00%	22.00%	22.00%
Surtax on corporate income tax (as a percent)	10.00%	10.00%
Surtax on corporate income tax, net of tax credit (as a percent)			10.00%